UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-24068

Atlas U.S. Government Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Pedro Gonzalez
Buchanan Office Center, Road 165 No. 40, Suite 201, Guaynabo, PR 00968
(Name and address of agent for service)

Registrant’s telephone number, including area code:	855-969-8440

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

Atlas U.S. Government Money Market Fund, Inc. - Class A (AAAXX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Atlas U.S. Government Money Market Fund, Inc. for the period of August 18, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-semi-annual-report. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

Fund Statistics

Net Assets	$82,883,202
Number of Portfolio Holdings	2
Total Advisory Fees Paid	$0

Maturity Weightings (% of net assets)

Value	Value
1 - 30 days	100.0

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	100.0%

Additional information is available on the Fund's website (https://www.atlas-am.com/doc-mmf-semi-annual-report), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Atlas U.S. Government Money Market Fund, Inc. - Class A (AAAXX)

TSR-SAR 123125-AAAXX

Atlas U.S. Government Money Market Fund, Inc. - Class I (AAIXX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Atlas U.S. Government Money Market Fund, Inc. for the period of August 18, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-semi-annual-report. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

Fund Statistics

Net Assets	$82,883,202
Number of Portfolio Holdings	2
Total Advisory Fees Paid	$0

Maturity Weightings (% of net assets)

Value	Value
1 - 30 days	100.0

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	100.0%

Additional information is available on the Fund's website (https://www.atlas-am.com/doc-mmf-semi-annual-report), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Atlas U.S. Government Money Market Fund, Inc. - Class I (AAIXX)

TSR-SAR 123125-AAIXX

Atlas U.S. Government Money Market Fund, Inc. - Class P (AAPXX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Atlas U.S. Government Money Market Fund, Inc. for the period of August 18, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-semi-annual-report. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

Fund Statistics

Net Assets	$82,883,202
Number of Portfolio Holdings	2
Total Advisory Fees Paid	$0

Maturity Weightings (% of net assets)

Value	Value
1 - 30 days	100.0

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	100.0%

Additional information is available on the Fund's website (https://www.atlas-am.com/doc-mmf-semi-annual-report), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Atlas U.S. Government Money Market Fund, Inc. - Class P (AAPXX)

TSR-SAR 123125-AAPXX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ATLAS U.S. GOVERNMENT MONEY MARKET FUND, INC.

SEMI-ANNUAL FINANCIAL STATEMENTS

and ADDITIONAL INFORMATION

December 31, 2025

ATLAS U.S. GOVERNMENT MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal
Amount ($)		Yield Rate (%)(a)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 100.1%
	GOVERNMENT OWNED, NO GUARANTEE — 77.6%
64,320,000	Federal Home Loan Bank Discount Notes(a)	3.5000	01/02/26	$64,313,747

	U.S. TREASURY BILL — 22.5%
18,653,000	United States Treasury Bill(a)	3.5500	01/02/26	18,651,181

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $82,964,928)			82,964,928

	TOTAL INVESTMENTS - 100.1% (Cost $82,964,928)			$82,964,928
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(81,726)
	NET ASSETS - 100.0%			$82,883,202

(a)	Annualized effective yield rate as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Statement of Assets and Liabilities (Unaudited)
December 31, 2025

Assets:

Investments, at fair value (cost $82,964,928)	$82,964,928
Cash	12,583
Receivable for Fund shares sold	128,865
Interest receivable	3,004
Prepaid expenses and other assets	17,835
Total Assets	83,127,215

Liabilities:
Payable for Fund shares redeemed	183,187
Payable to related parties	14,983
Investment advisory fees payable	8,176
Distribution fees payable	4,635
Accrued expenses and other liabilities	33,032
Total Liabilities	244,013
Net Assets	$82,883,202

Net assets:
Paid-in capital	$82,883,234
Accumulated losses	(32)
Total Net Assets	$82,883,202

Shares outstanding, $0 par value, unlimited shares authorized
Class A Shares	54,246,236
Class I Shares	28,635,213
Class P Shares	1,785
82,883,234
Class A Shares:
Net Assets	$54,246,215
Net assets and redemption price per share	$1.00

Class I Shares:
Net Assets	$28,635,202
Net assets, offering price and redemption price per share	$1.00

Class P Shares:
Net Assets	$1,785
Net assets, offering price and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Statement of Operations (Unaudited)
For the Period* Ended December 31, 2025

Investment Income:
Interest	$811,946
Total investment income	811,946

Expenses:

Investment advisory fees	41,439
Distribution fees:
Class A	38,123
Class P	10
Administration fee	19,578
Transfer agent fees	14,263
Fund accounting fees	13,857
Organizational fees	13,088
Audit fees	7,903
Legal fees	7,397
Offering costs	6,195
Printing expenses	5,455
Custody fees	4,439
Shareholder service fees	2,219
Insurance expense	1,665
Other expenses	7,864
Total expenses	183,495
Less: Advisory fees voluntarily waived by Adviser	(48,395)
Net expenses	135,100
Net investment income	676,846

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(32)
Net realized loss	(32)

Net increase in net assets from operations	$676,814

*	The Fund commenced operations on August 18, 2025.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Statement of Changes in Net Assets

Period*
Ended
December 31, 2025
(Unaudited)
From Operations:
Net investment income	$676,846
Net realized loss on investments	(32)
Net increase in net assets from operations	676,814

Distributions to shareholders:
Distributable earnings
Class A	(490,781)
Class I	(186,015)
Class P	(50)
Distributions to shareholders:	(676,846)

From capital share transactions:
Shares sold
Class A	77,104,615
Class I	28,725,162
Class P	9,022

Shares issued in reinvestment of distributions
Class A	362,055
Class I	25,051
Class P	46

Shares redeemed
Class A	(23,220,434)
Class I	(115,000)
Class P	(7,283)
Net increase in net assets from capital share transactions	82,883,234

Net Increase in Net Assets	82,883,202

Net Assets:
Beginning of Period	$—
End of Period	$82,883,202

*	The Fund commenced operations on August 18, 2025.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class A
	For the Period Ended
	December 31, 2025+
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income*	0.01
	0.01
Less distributions:
Dividends from net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$1.00

Total investment return based on net asset value per share**	1.18	% (a)

Net assets, end of period (in thousands)	$54,246
Ratios as a percentage of average net assets:
Expenses:
before waiver	0.95	% (b)
net of waiver	0.72	% (b)
Net investment income	3.25	% (b)

+	The Fund commenced operations on August 18, 2025.

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees, total returns would have been lower.

(a)	Not annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class I
	For the Period Ended
	December 31, 2025+
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income*	0.01
	0.01
Less distributions:
Dividends from net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$1.00

Total investment return based on net asset value per share**	1.27	% (a)

Net assets, end of period (in thousands)	$28,635
Ratios as a percentage of average net assets:
Expenses:
before waiver	0.75	% (b)
net of waiver	0.49	% (b)
Net investment income	3.47	% (b)

+	The Fund commenced operations on August 18, 2025.

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the adviser not waived fees, total returns would have been lower.

(a)	Not annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class P
	For the Period Ended
	December 31, 2025+
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income*	0.01
	0.01
Less distributions:
Dividends from net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$1.00

Total investment return based on net asset value per share**	1.06	% (a)

Net assets, end of period (in thousands)	$2
Ratios as a percentage of average net assets:
Expenses:
before waiver	1.90	% (b)
net of waiver	1.19	% (b)
Net investment income	2.97	% (b)

+	The Fund commenced operations on August 18, 2025.

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the adviser not waived fees, total returns would have been lower.

(a)	Not annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Unaudited)
December 31, 2025

Note 1 –	Organization and Significant Accounting Policies

Atlas U.S. Government Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a diversified, open-end investment company and operates as a government money market Fund, as defined in Rule 2a-7 under the 1940 Act. The Fund was organized under the laws of the Commonwealth of Puerto Rico on March 18, 2025. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.

The Fund currently offers Class A, Class I and Class P shares. All Class of shares are offered at net asset value (“NAV”). Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund:

Operating Segments

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Basis of Accounting

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update 2013-08.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
December 31, 2025

Note 1 –	Organization and Significant Accounting Policies (continued)

Net Asset Value

NAV per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the assets value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Fair Value Measurements

The Fund follows the provisions of FASB ASC 820 – “Fair Value Measurements and Disclosures” for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Investment Transactions

Investment transactions are recorded on the trade date. Differences between cost and fair values are reflected as unrealized appreciation or depreciation on investments. The Fund uses the high-cost method for determining realized gains or losses on investments.

Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.

Taxation

The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund remains subject to income tax examinations for its Puerto Rico income taxes expected to be filed in 2026.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a tax of 15%. Moreover, distribution of capital gain dividends, if any to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. The tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, taxable distributions are subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
December 31, 2025

Note 1 –	Organization and Significant Accounting Policies – (continued)

In addition, the Fund is exempt from United States income taxes, except for dividends received from United States sources, which are subject to a 10% United States withholding tax, if certain requirements are met. Dividend income is recorded net of taxes.

Shares Issues and Redemptions

In accordance with the terms of the Fund, a NAV per share is determined for each share class, as of the close of business on every business day for the purposes of issuance and redemption of the Fund’s shares.

Dividends and Distributions to Shareholders

The Fund distributes income on a monthly basis. The Fund does not generally intend to distribute capital gains unless the Board of Directors of the Fund (the “Board”) determines that capital gains must be distributed to holders of shares in order to ensure advantageous tax treatment for the Fund or its shareholders.

Concentration of Credit Risk

The Fund is designated as a diversified fund which may not invest more than 5% of the Fund’s total assets in a single issuer with the exception of obligations guaranteed by the U.S. government or one of its agencies nor invest more than 10% of the outstanding voting securities of an issuer and has at least 75% of the Fund’s assets invested in cash and cash equivalents, government securities, securities of other investment companies.

Financial instruments that potentially expose the Fund to certain concentrations of credit risk include cash in bank accounts. The cash deposits, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”).

Deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit are standardly insured up to $250,000 by the FDIC. The standard insurance coverage is per depositor, per insured bank. As of December 31, 2025, the Fund held $12,583 in cash at U.S. Bank, N.A.

No trades were executed by any affiliate of the Adviser.

Note 2 –	Fair Value Measurements

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the primary exchange’s regular trading session on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond pursuant to fair valuation policies and procedures adopted by the Board if its valuation designee does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. The Board has designated Atlas Asset Management LLC, the Fund’s adviser (the “Adviser”), as its valuation designee. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
December 31, 2025

Note 2 –	Fair Value Measurements (continued)

Open-end underlying funds are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund determines the fair value of its financial instruments based on the GAAP Fair Value Measurement framework, which establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2025, for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$82,964,928	$—	$82,964,928
Total Assets	$—	$82,964,928	$—	$82,964,928

The Fund did not hold any Level 1 or Level 3 securities during the period.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
December 31, 2025

Note 2 –	Fair Value Measurements (continued)

The following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

U.S. Government Agency Debentures, Mortgage-Backed and Instrumentalities – Fair value for these securities is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and quoted market prices for similar securities. Other U.S. government debt securities are classified as Level 2.

Note 3 –	Management, Advisory, Distribution and Other Fees

Investment Advisory Fees

Atlas Asset Management, LLC serves as the Fund’s investment adviser.

Pursuant to an advisory agreement between the Fund and the Adviser, the Adviser is entitled to receive a monthly fee equal to the annual rate of 0.20% of the average daily gross assets of the Fund up to $350 million and 0.15% of the average daily gross assets of the Fund above $350 million. For the period ended December 31, 2025, the Adviser earned $41,439 in investment advisory fees.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) until January 31, 2027, under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and directors and contractual indemnification of Fund service providers (other than the Adviser))) in order to maintain the Fund’s operating expenses at a level which is no greater than 1.75%, 1.50% and 2.05% of the Fund’s daily gross assets for Class A Shares, Class I and Class P Shares, respectively, subject to future reimbursement by the Fund to the extent that they exceed 1.75%, 1.50% and 2.05% of the Fund’s daily gross assets for Class A Shares, Class I and Class P Shares, respectively, (the “Expense Limitation”). The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. The Adviser voluntarily waived $48,395 on the Fund’s behalf, which it may not recapture.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
December 31, 2025

Note 3 –	Management, Advisory, Distribution and Other Fees (continued)

Organizational and Offering Expenses

Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge from the commencement of operations, and are thereafter amortized to expense over twelve months on a straight-line basis. Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission the Fund’s registration statement; the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational fees and offering costs as of December 31, 2025 are $13,088 and $6,195, respectively

Distribution (12b-1) Fees

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The distribution fee amounts to an annual rate of up to 0.25% and 0.55% of the Class A and Class P shares, respectively, computed on the Fund’s average daily net assets. For the period ended December 31, 2025, the Fund paid distribution fees equal to $38,123 for Class A and $10 for Class P. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended December 31, 2025, the Distributor did not receive any underwriting commissions for sales of Class A and Class P shares.

In addition, certain affiliates of the Distributor provide services to the Fund as noted below.

Other Fees

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Fund’s agreement with UFS, UFS pays for certain operating expenses of the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

Certain officers and directors of the Fund are also officers and directors of the Adviser.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
December 31, 2025

Note 4 –	Share Transactions

The Fund issued unlimited shares with no par value, including Class A shares, Class I shares and Class P shares. The initial NAV per share for Class A shares, Class I shares, and Class P shares, is $1.00 per share. Transactions in shares during the period ended December 31, 2025 were as follows:

	Shares
	Class A	Class I	Class P
Shares sold	77,104,615	28,725,162	9,022
Shares issued in reinvestment of distributions	362,055	25,051	46
Shares redeemed	(23,220,434)	(115,000)	(7,283)
Net increase	54,246,236	28,635,213	1,785
Shares outstanding
Beginning of period	—	—	—
End of period	54,246,236	28,635,213	1,785

Note 5 –	Tax Information

The Fund is exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the Puerto Rico Internal Revenue Code of 2011, as amended.

The Fund is treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “U.S. Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the U.S. Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account, which, under the U.S. Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Note 6 –	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Pershing LLC, an account holding shares for the benefit of others in nominee name, held approximately 82% of the voting securities for the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Fund.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
December 31, 2025

Note 7 –	Commitments and Contingencies

The Fund indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Note 8 –	Accounting Pronouncement

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Note 9 –	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Fund’s officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Distributions: The Board declared the following distributions after December 31, 2025:

Class	Dividend Per Share	Record Date	Payable Date

A	$0.0025	12/31/25	1/2/26

I	$0.0028	12/31/25	1/2/26

P	$0.0023	12/31/25	1/2/26

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8440 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Atlas U.S. Government Money Market Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Investment Advisory Agreement

During a meeting held on May 14, 2025, the Board of Directors (the “Board”) of Atlas U.S. Government Money Market Fund, Inc. (the “Fund”), including a majority of the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the proposed investment advisory agreement (the “Advisory Agreement”) by and between the Fund and Atlas Asset Management, LLC (“Atlas”).

The Board was assisted by counsel as its independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director might have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board was reminded that Atlas provided a wide range of services to a registered investment company and to separate managed accounts and that Atlas’s team consisted of experienced and seasoned veterans with extensive knowledge of the sectors and securities in which the Fund would invest. The Board was informed that Atlas would provide a complete and continuous investment program for the Fund. The Board considered the portfolio manager’s investment process would be based on extensive research, including analysis of security capital structures, cash flows, prepayment rates for mortgage-backed securities, multiple interest rate and credit scenarios, and socio-economic and political risk. The Board acknowledged that Atlas was willing to serve as the Board’s valuation designee and be responsible for overseeing the fair valuation process for the Fund. The Board observed that the portfolio manager would make all investment decisions for the Fund and place orders with brokers and dealers on the basis of best execution. The Board discussed that the portfolio manager would ensure the Fund’s compliance with all investment policies and limitations

Atlas U.S. Government Money Market Fund, Inc.
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

disclosed in the prospectus. The Board remarked that Atlas would use Northern Lights Compliance Services, LLC to assist with the Fund’s compliance program and reported no material compliance issues in the past 36 months. The Board noted that Atlas reported a Securities and Exchange Commission (the “SEC”) examination of Atlas from February-April 2024 and noted that there were recommendations, but no material deficiency findings made by the SEC. The Board understood that Northern Lights Compliance Services, LLC would review Atlas’s policies and procedures annually to ensure that the SEC recommendations have been implemented. The Board mentioned that Atlas reported that there had been no litigation matters, or administrative actions against it or any of its affiliates in the past 36 months and that it maintained adequate insurance. The Board determined that it had a reasonable basis to expect Atlas would provide services to the Fund in line with the Board’s expectations.

Performance. The Board noted that since the Fund had yet to launch, there was no performance for the Board to evaluate. The Board observed that the registered investment company Atlas currently managed had outperformed its Morningstar Category over the 1-year and 5-year periods and its benchmark across all periods. The Board concluded that there was a reasonable basis to expect the Fund to have acceptable performance.

Fees and Expenses. The Board observed that the Fund’s proposed management fee was on par with similar money market funds operating in Puerto Rico. The Board noted that Fund’s estimated net expense ratio was higher than its peers but considered Atlas’s explanation that the net expense ratio was expected to be higher during the Fund’s ramp up period. The Board recognized that Atlas intended to enter an expense limitation agreement to keep the Fund’s expenses below a cap. The Board determined that the Fund’s fees and expenses were not unreasonable.

Profitability. The Board noted that Atlas anticipated a reasonable profit from managing the Fund over its initial two-year period. The Board discussed Atlas’s rationale that as assets grew, its profit would grow. The Board noted Atlas’s contention that that the work it would undertake to ensure the Fund’s adherence to the compliance requirements for money market funds justified its anticipated profit margins.

Economies of Scale. The Board reviewed Atlas’s expectation that the Fund would benefit from economies of scale as it grows, and noted that breakpoints had been incorporated into the Advisory Agreement starting when the Fund reached $350 million in assets under management.

Conclusion. Having requested and received such information from Atlas as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Atlas U.S. Government Money Market Fund, Inc.

By (Signature and Title)

/s/ Paul Hopgood
Paul Hopgood, Principal Executive Officer/President

Date	2/25/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Paul Hopgood
Paul Hopgood, Principal Executive Officer/President

Date	2/25/26

By (Signature and Title)

/s/ Pedro Gonzalez
Pedro Gonzalez, Principal Financial Officer/Treasurer

Date	2/25/26